Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Total Sales	$ 13,096	$ 9,992	$ 11,523
Net Total Sales, percent	100.00%	100.00%	100.00%
UNITED STATES
Net Total Sales	$ 7,453	$ 3,184	$ 4,807
Net Total Sales, percent	57.00%	32.00%	42.00%
GERMANY
Net Total Sales	$ 3,613	$ 3,760	$ 3,621
Net Total Sales, percent	28.00%	38.00%	31.00%
The PRC
Net Total Sales	$ 1,288	$ 2,265	$ 2,054
Net Total Sales, percent	10.00%	23.00%	18.00%
Total [Member]
Net Total Sales	$ 12,354	$ 9,209	$ 10,482
Net Total Sales, percent	95.00%	93.00%	91.00%